Retail Store Closures and Office Restructuring - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jul. 30, 2011 Store
Restructuring Cost and Reserve [Line Items]
Restructuring related costs		$ 1,600,000
Liabilities related to office restructuring	0
Number of retail store locations closed			4
Exit related costs		3,200,000
Income related to a change in estimate of liabilities related to closed stores	400,000
Liabilities existing under lease agreements	4,527,000
Retail Store Closures [Member]
Restructuring Cost and Reserve [Line Items]
Liabilities existing under lease agreements	$ 300,000